Long-Term Debt - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Capital lease obligation	$ 102	$ 159
Building and Parking Garage
Debt Instrument [Line Items]
Capital lease obligation	$ 190	$ 244